-----------------------------------
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                                             -----------------------------------
                                                                       FEDERATED

                                             -----------------------------------
                                                                      SHORT-TERM
---------------------------------------------------------------------

                                             -----------------------------------
                                                                       MUNICIPAL
---------------------------------------------------------------------

                                             -----------------------------------
                                                                           TRUST
---------------------------------------------------------------------

                                             -----------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               DECEMBER 31, 1995

                             ---------------------------------------------------
                             ---------------------------------------------------
                             ---------------------------------------------------
                             ---------------------------------------------------
     FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

     Distributor
     A subsidiary of FEDERATED INVESTORS

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779

     Cusip 313907107
     Cusip 313907206                                  LOGO
     8020108 (2/96)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Municipal Trust for the six-month period ended December 31, 1995. The Report begins with an Investment Review by the Fund's portfolio manager, Jonathan C. Conley. Following his investment review are a complete list of portfolio holdings and the Financial Statements for the Fund's Institutional Shares and Institutional Service Shares.

On behalf of its shareholders, the Trust pursues monthly income free from federal regular income tax through a diverse portfolio of high-quality, short-term securities issued by municipalities across the nation.*

During the six-month period ended December 31, 1995, tax-free dividends paid to shareholders totaled $0.21 per share for Institutional Shares and $0.20 for Institutional Service Shares. Total return was 2.57% for Institutional Shares and 2.44% for Institutional Service Shares.** The Trust's net asset value increased slightly, from $10.28 on the first day of the period to $10.33 on the last day of the period. Trust assets stood at $205.9 million on December 31, 1995.
Thank you for participating in Federated Short-Term Municipal Trust. As always, we welcome your questions, comments, or suggestions.

Sincerely,

LOGO
Glen R. Johnson
President
February 15, 1996

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

For the six months ended December 31, 1995, interest rates for the short-term, fixed-income securities markets in the U.S. declined markedly, as evidence of reasonable economic growth without rampant inflation continued to be reported. From June 30th to December 31st, yields for three-year U.S. Treasury notes dropped from 5.86% to 5.21%, with an interim peak of 6.23% reached on August 17th. In the municipal sector, rates for three-year "AA" general obligation bonds descended from 4.42% to 4.02%, without any intervening pinnacles.

In this environment, the Trust used the proceeds of the sale or maturity of $24.7 million par value of pre-refunded issues and variable rate demand obligations to purchase $19.5 million par value of high-grade general obligation and optional tender issues. In so doing, the average coupon rate of portfolio holdings was increased from 5.94 percent to 5.98 percent. The effective maturity of the portfolio was reduced modestly from 2.82 years to 2.59 years. Both factors led to a modest decline in portfolio modified duration from 2.49 to
2.33. Part of the aforementioned proceeds were used to accommodate shareholder redemptions during the six-month interval. Trust shares outstanding declined by
7.9 percent, from 21.6 million to 19.9 million, while the net asset value per share grew from $10.28 to $10.33.

During the six months ended December 31, 1995, a high quality profile was maintained for the portfolio of the Trust. Expressed as a percent of aggregate market value (with accrued interest), the quality of the Trust's holdings was as follows on December 31, 1995: 31.0% in "AAA" issues; 50.8% in "AA" issues; 15.3% in "A" issues; and 2.9% in the highest quality tax-exempt, money-market equivalent issues.

During the report period, an investor in Federated Short-Term Municipal Trust experienced a total return of 2.57 percent for Institutional Shares.+ This outcome was comprised of 0.49 percent appreciation in the net asset value per share and of 2.08 percent net income return.* The Lipper Short-Term Municipal Debt Fund Average**, for the period, registered a total return of 3.12 percent.***

  * For Institutional Service Shares, the total return was 2.44 percent, comprised of 0.49 percent in NAV appreciation and of 1.95 percent net income return.

 ** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

*** For the twelve months ended December 31, 1995, the Institutional Shares' one-year, five-year and ten-year total returns were 8.09%, 4.90% and 5.27%, respectively. Institutional Service Shares' average annual one-year and since inception (8-31-93) total returns were 7.82% and 3.76%, respectively. The Lipper Short-Term Municipal Debt Fund Average was 7.43%.

  + Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


FEDERATED SHORT-TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*       VALUE
-----------     ------------------------------------------------------   -------    ------------
SHORT-INTERMEDIATE MUNICIPAL SECURITIES--100.3%
----------------------------------------------------------------------
                ALABAMA--2.9%
                ------------------------------------------------------
$ 4,000,000     Alabama State, UT GO Refunding Bonds, 5.55%, 9/1/1997      AA       $  4,114,000
                ------------------------------------------------------
  1,850,000     Alabama State, UT GO Refunding Bonds, 5.70%, 9/1/1998      AA          1,931,474
                ------------------------------------------------------              ------------
                Total                                                                  6,045,474
                ------------------------------------------------------              ------------
                ARIZONA--1.2%
                ------------------------------------------------------
  2,500,000     Salt River Project, AZ Agricultural Improvement &
                Power District, Electric System Revenue Refunding
                Bonds (Series A), 4.00% (Original Issue Yield: 4.05%),
                1/1/1996                                                   AA          2,500,050
                ------------------------------------------------------              ------------
                CALIFORNIA--15%
                ------------------------------------------------------
  4,000,000     California State, UT GO Bonds, 10.00%, 4/1/1998            A1          4,508,560
                ------------------------------------------------------
  7,500,000     California State, UT GO Bonds, 6.50%, 11/1/1997            A1          7,861,350
                ------------------------------------------------------
 13,000,000     Los Angeles, CA Wastewater System, Revenue Bonds
                (Series D), 6.70% (MBIA Insurance Corporation INS)/
                (United States Treasury PRF)/(Original Issue Yield:
                6.769%), 12/1/2000 (@102)                                 Aaa         14,711,450
                ------------------------------------------------------
  3,310,000     University of California, Hospital Revenue Refunding
                Bonds, 8.00% (UCLA Medical Center)/(MBIA Insurance
                Corporation INS), 12/1/1998                               Aaa          3,666,288
                ------------------------------------------------------              ------------
                Total                                                                 30,747,648
                ------------------------------------------------------              ------------
                DISTRICT OF COLUMBIA--0.5%
                ------------------------------------------------------
  1,000,000     District of Columbia, UT GO Bonds (Series C), 8.00%
                (United States Treasury PRF)/(Original Issue Yield:
                8.057%), 6/1/1996 (@102)                                  Aaa          1,038,470
                ------------------------------------------------------              ------------
                GEORGIA--2.1%
                ------------------------------------------------------
  4,060,000     Georgia State, UT GO Bonds (Series D), 8.40%, 6/1/1997    Aaa          4,320,693
                ------------------------------------------------------              ------------


FEDERATED SHORT-TERM MUNICIPAL TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*       VALUE
-----------     ------------------------------------------------------   -------    ------------
SHORT-INTERMEDIATE MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                HAWAII--10.6%
                ------------------------------------------------------
$ 5,000,000     Hawaii State, UT GO Bonds (Series BN), 7.10% (United
                States Treasury PRF), 6/1/1998 (@101.5)                   Aaa       $  5,428,450
                ------------------------------------------------------
  5,500,000     Hawaii State, UT GO Refunding Bonds (Series BV), 5.40%
                (Original Issue Yield: 5.45%), 11/1/1997                   AA          5,656,035
                ------------------------------------------------------
  4,500,000     Honolulu, HI City & County, UT GO Bonds (Series B),
                4.80% (Original Issue Yield: 4.90%), 6/1/1998              AA          4,583,745
                ------------------------------------------------------
  6,000,000     Honolulu, HI City & County, UT GO Refunding &
                Improvement Bonds (Series B), 4.20% (Original Issue
                Yield: 4.30%), 10/1/1997                                   AA          6,037,560
                ------------------------------------------------------              ------------
                Total                                                                 21,705,790
                ------------------------------------------------------              ------------
                ILLINOIS--3.0%
                ------------------------------------------------------
  2,900,000     Illinois State Sales Tax, Revenue Bonds (Series V),
                5.625%, 6/15/1998                                         AAA          3,008,315
                ------------------------------------------------------
  3,000,000     Illinois State, UT GO Bonds, 5.50%, 8/1/1999              AA-          3,130,590
                ------------------------------------------------------              ------------
                Total                                                                  6,138,905
                ------------------------------------------------------              ------------
                IOWA--1.1%
                ------------------------------------------------------
  1,095,000     Sioux City, IA Hospital Authority, Hospital Revenue
                Refunding Bonds, 4.15% (Sisters of Mercy Health
                System), 8/15/1996                                         A           1,096,369
                ------------------------------------------------------
  1,140,000     Sioux City, IA Hospital Authority, Hospital Revenue
                Refunding Bonds, 4.15% (Sisters of Mercy Health
                System)/(MBIA Insurance Corporation INS), 8/15/1997       Aaa          1,144,412
                ------------------------------------------------------              ------------
                Total                                                                  2,240,781
                ------------------------------------------------------              ------------
                MICHIGAN--5.1%
                ------------------------------------------------------
  5,000,000     Detroit, MI City School District, UT GO Refunding
                Bonds, 5.30% (Michigan State GTD), 5/1/1999                AA          5,164,650
                ------------------------------------------------------
  3,325,000     Michigan State Hospital Finance Authority, Hospital
                Refunding & Revenue Bonds (Series 1995), 4.20% (Henry
                Ford Health System, MI), 11/15/1998                        A           3,320,312
                ------------------------------------------------------


FEDERATED SHORT-TERM MUNICIPAL TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*       VALUE
-----------     ------------------------------------------------------   -------    ------------
SHORT-INTERMEDIATE MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                MICHIGAN--CONTINUED
                ------------------------------------------------------
$ 2,120,000     Michigan State Hospital Finance Authority, Revenue
                Refunding Bonds (Series P), 4.00% (Sisters of Mercy
                Health System), 8/15/1996                                  A        $  2,120,700
                ------------------------------------------------------              ------------
                Total                                                                 10,605,662
                ------------------------------------------------------              ------------
                MINNESOTA--3.5%
                ------------------------------------------------------
  5,000,000     Minnesota State, UT GO Refunding Bonds, 4.70%,
                8/1/1997                                                  AA+          5,075,150
                ------------------------------------------------------
  2,000,000     Southern Minnesota Municipal Power Agency, Power
                Supply System Revenue Bonds (Series C), 9.125% (United
                States Treasury PRF)/(Original Issue Yield: 9.224%),
                1/1/1996 (@102)                                           Aaa          2,040,600
                ------------------------------------------------------              ------------
                Total                                                                  7,115,750
                ------------------------------------------------------              ------------
                NEVADA--7.8%
                ------------------------------------------------------
  2,000,000     Clark County, NV School District, LT GO Bonds (Series
                A), 7.10%, 3/1/1997                                        A+          2,076,400
                ------------------------------------------------------
  8,500,000     Nevada State Highway Improvement Authority, Motor
                Vehicle Fuel Tax Revenue Bonds, 4.75% (Original Issue
                Yield: 4.90%), 4/1/1998                                    AA          8,632,940
                ------------------------------------------------------
  5,000,000     Nevada State Highway Improvement Authority, Motor
                Vehicle Fuel Tax Revenue Bonds, 7.00%, 4/1/1999            AA          5,423,800
                ------------------------------------------------------              ------------
                Total                                                                 16,133,140
                ------------------------------------------------------              ------------
                NEW HAMPSHIRE--4.2%
                ------------------------------------------------------
  7,900,000     New Hampshire State Turnpike System, Revenue Bonds,
                8.25% (United States Treasury PRF)/(Original Issue
                Yield: 8.30%), 11/1/1997 (@102)                           Aaa          8,669,934
                ------------------------------------------------------              ------------
                NEW JERSEY--7.4%
                ------------------------------------------------------
  7,000,000     New Jersey State, UT GO Bonds, 7.20%, 4/15/1999           AA+          7,681,030
                ------------------------------------------------------
  7,000,000     New Jersey State, UT GO Refunding Bonds (Series C),
                6.50%, 1/15/2002                                          AA+          7,476,910
                ------------------------------------------------------              ------------
                Total                                                                 15,157,940
                ------------------------------------------------------              ------------


FEDERATED SHORT-TERM MUNICIPAL TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*       VALUE
-----------     ------------------------------------------------------   -------    ------------
SHORT-INTERMEDIATE MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                NEW MEXICO--5.3%
                ------------------------------------------------------
$ 2,250,000     Albuquerque, NM Joint Water & Sewer System, Revenue
                Refunding Bonds (Series A), 4.00% (Original Issue
                Yield: 4.099%), 7/1/1999                                   AA       $  2,238,727
                ------------------------------------------------------
  8,650,000     Albuquerque, NM, UT GO Bonds (Series A & B), 4.60%,
                7/1/1998                                                   AA          8,777,674
                ------------------------------------------------------              ------------
                Total                                                                 11,016,401
                ------------------------------------------------------              ------------
                NEW YORK--7.9%
                ------------------------------------------------------
  5,000,000     New York City Municipal Water Finance Authority, Water
                & Sewer System Revenue Bonds (Series A), 7.20%,
                6/15/1999                                                  A           5,474,350
                ------------------------------------------------------
    680,000     New York City Municipal Water Finance Authority, Water
                & Sewer System Revenue Bonds (Series C), 6.50% (AMBAC
                INS)/(United States Treasury PRF)/(Original Issue
                Yield: 6.519%), 6/15/1997 (@101.5)                        Aaa            716,890
                ------------------------------------------------------
  9,540,000     New York State, UT GO Bonds, 5.75%, 9/15/1999              A          10,060,979
                ------------------------------------------------------              ------------
                Total                                                                 16,252,219
                ------------------------------------------------------              ------------
                OHIO--3.7%
                ------------------------------------------------------
  3,600,000     Miami Valley Regional Transit Authority, OH, Ltd Tax
                GO Bonds, 4.75%, 4/15/1997                                MIG1         3,623,796
                ------------------------------------------------------
  4,000,000     Ohio State Public Facilities Commission, Higher Ed
                Capital Facilities Revenue Bonds, 4.25% (AMBAC INS),
                12/1/1997                                                 Aaa          4,028,880
                ------------------------------------------------------              ------------
                Total                                                                  7,652,676
                ------------------------------------------------------              ------------
                OREGON--2.0%
                ------------------------------------------------------
  2,000,000     Oregon State Department of Transportation, Regional
                Light Rail Revenue Bonds, Westside Project, 5.375%
                (MBIA Insurance Corporation INS), 6/1/1999                Aaa          2,086,100
                ------------------------------------------------------


FEDERATED SHORT-TERM MUNICIPAL TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*       VALUE
-----------     ------------------------------------------------------   -------    ------------
SHORT-INTERMEDIATE MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                OREGON--CONTINUED
                ------------------------------------------------------
$ 2,000,000     Oregon State Department of Transportation, Regional
                Light Rail Revenue Bonds, Westside Project, 5.50%
                (MBIA Insurance Corporation INS), 6/1/2000                Aaa       $  2,110,880
                ------------------------------------------------------              ------------
                Total                                                                  4,196,980
                ------------------------------------------------------              ------------
                PENNSYLVANIA--4.6%
                ------------------------------------------------------
  5,000,000     Commonwealth of Pennsylvania, UT GO Second Series
                Refunding Bonds, 4.75%, 6/15/1998                         AA-          5,085,200
                ------------------------------------------------------
  4,375,000     Pennsylvania Intergovernmental Coop Authority, Special
                Tax Revenue Bond, City of Philadelphia Funding
                Program, 5.40% (FGIC INS)/(Original Issue Yield:
                5.50%), 6/15/1997                                         Aaa          4,470,069
                ------------------------------------------------------              ------------
                Total                                                                  9,555,269
                ------------------------------------------------------              ------------
                TEXAS--7.2%
                ------------------------------------------------------
  1,200,000     Harris County, TX HFDC Daily VRDNs (St. Luke's
                Episcopal Hospital)                                       A-1+         1,200,000
                ------------------------------------------------------
  3,000,000     Mesquite, TX Independent School District No. 1, UT GO
                Refunding Bonds, 7.00%, 2/15/1997                          A+          3,108,360
                ------------------------------------------------------
  2,425,000     Texas State Public Property Finance Corp., Revenue
                Refunding Bonds, 4.30% (Mental Health & Retardation,
                TX)/(CGIC INS), 9/1/1997                                  Aaa          2,438,483
                ------------------------------------------------------
  4,440,000     Texas State, UT GO Public Finance Authority (Series
                B), 8.00%, 10/1/1999                                       AA          5,037,446
                ------------------------------------------------------
  3,000,000     Texas State, UT GO Public Finance Authority (Series
                C), 6.50%, 10/1/1997                                       AA          3,134,790
                ------------------------------------------------------              ------------
                Total                                                                 14,919,079
                ------------------------------------------------------              ------------


FEDERATED SHORT-TERM MUNICIPAL TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                               CREDIT
  AMOUNT                                                                 RATING*       VALUE
-----------     ------------------------------------------------------   -------    ------------
SHORT-INTERMEDIATE MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------
                WASHINGTON--5.2%
                ------------------------------------------------------
$ 3,000,000     Washington State, UT GO Bonds (Series B), 5.00%,
                5/1/1998                                                   AA       $  3,065,850
                ------------------------------------------------------
  7,425,000     Washington State, UT GO Bonds (Series B), 5.00%,
                5/1/1999                                                   AA          7,630,005
                ------------------------------------------------------              ------------
                Total                                                                 10,695,855
                ------------------------------------------------------              ------------
                TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES
                (IDENTIFIED COST $203,164,924)                                       206,708,716
                ------------------------------------------------------              ------------
SHORT-TERM MUNICIPAL SECURITIES--0.4%
----------------------------------------------------------------------
                PUERTO RICO--0.4%
                ------------------------------------------------------
    750,000     Puerto Rico Government Development Bank Weekly VRDNs
                (Credit Suisse, Zurich LOC) (AT AMORTIZED COST)           A-1+           750,000
                ------------------------------------------------------              ------------
                TOTAL INVESTMENTS (IDENTIFIED COST $203,914,924)(A)                 $207,458,716
                ------------------------------------------------------              ------------


(a) The cost of investments for federal tax purposes amounts to $203,914,924. The net unrealized appreciation of investments on a federal tax cost basis amounts to $3,543,792, which is comprised of $3,552,349 appreciation and $8,557 depreciation at December 31, 1995.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The catagories of investments are shown as a percentage of net assets
      ($205,991,783) at December 31, 1995.

The following acronyms are used throughout this portfolio:

AMBAC  --American Municipal Bond Assurance Corporation
CGIC   --Capital Guaranty Insurance Corporation
FGIC   --Financial Guaranty Insurance Company
GO     --General Obligation
GTD    --Guaranty
HFDC   --Health Facility Development Corporation
INS    --Insured
LOC    --Letter of Credit
LT     --Limited Tax
MBIA   --Municipal Bond Investors Assurance
PRF    --Prerefunded
UT     --Unlimited Tax
VRDNs  --Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $203,914,924)    $207,458,716
--------------------------------------------------------------------------------
Income receivable                                                                      2,539,375
--------------------------------------------------------------------------------
Receivable for shares sold                                                                70,223
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    210,068,314
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $3,339,741
-------------------------------------------------------------------
Income distribution payable                                              710,235
-------------------------------------------------------------------
Payable to Bank                                                           16,905
-------------------------------------------------------------------
Accrued expenses                                                           9,650
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 4,076,531
--------------------------------------------------------------------------------    ------------
NET ASSETS for 19,934,788 shares outstanding                                        $205,991,783
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $211,391,071
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             3,543,792
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                          (8,943,080)
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $205,991,783
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
Institutional Shares ($200,147,599 / 19,369,213 shares outstanding)                       $10.33
--------------------------------------------------------------------------------    ------------
Institutional Service Shares ($5,844,184 / 565,575 shares outstanding)                    $10.33
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST

STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------
Interest                                                                                         $4,943,178
---------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------
Investment advisory fee                                                              $433,959
---------------------------------------------------------------------------------
Administrative personnel and services fee                                              82,111
---------------------------------------------------------------------------------
Custodian fees                                                                         16,273
---------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                               23,868
---------------------------------------------------------------------------------
Directors'/Trustees' fees                                                               6,624
---------------------------------------------------------------------------------
Auditing fees                                                                           9,384
---------------------------------------------------------------------------------
Legal fees                                                                              4,048
---------------------------------------------------------------------------------
Portfolio accounting fees                                                              34,717
---------------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                                 6,874
---------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                        264,351
---------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                  6,874
---------------------------------------------------------------------------------
Share registration costs                                                               13,064
---------------------------------------------------------------------------------
Printing and postage                                                                   11,224
---------------------------------------------------------------------------------
Insurance premiums                                                                      4,968
---------------------------------------------------------------------------------
Taxes                                                                                   6,992
---------------------------------------------------------------------------------
Miscellaneous                                                                           2,208
---------------------------------------------------------------------------------    --------
    Total expenses                                                                    927,539
---------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------------
  Waiver of investment advisory fee                                     $(141,180)
---------------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service Shares        (6,489)
---------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares               (264,351)
---------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service Shares           (385)
---------------------------------------------------------------------   ---------
    Total waivers                                                                    (412,405)
---------------------------------------------------------------------------------    --------
         Net expenses                                                                               515,134
---------------------------------------------------------------------------------------------    ----------
             Net investment income                                                                4,428,044
---------------------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                  --
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                              1,087,213
---------------------------------------------------------------------------------------------    ----------
    Net realized and unrealized gain on investments                                               1,087,213
---------------------------------------------------------------------------------------------    ----------
         Change in net assets resulting from operations                                          $5,515,257
---------------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                               (UNAUDITED)        YEAR ENDED
                                                            DECEMBER 31, 1995    JUNE 30, 1995
                                                            -----------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                         $   4,428,044      $ 11,058,131
---------------------------------------------------------
Net realized gain (loss) on investments ($0 and
  $1,189,491, respectively, as computed for federal tax
purposes)                                                                --        (3,533,063)
---------------------------------------------------------
Net change in unrealized appreciation (depreciation)              1,087,213         5,627,330
---------------------------------------------------------   ---------------      ------------
     Change in net assets resulting from operations               5,515,257        13,152,398
---------------------------------------------------------   ---------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------
Institutional Shares                                             (4,322,212)      (10,679,008)
---------------------------------------------------------
Institutional Service Shares                                       (105,832)         (379,123)
---------------------------------------------------------   ---------------      ------------
     Change in net assets resulting from distributions to
     shareholders                                                (4,428,044)      (11,058,131)
---------------------------------------------------------   ---------------      ------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of Shares                                     24,542,703        51,547,320
---------------------------------------------------------
Net asset value of Shares issued to shareholders in
  payment of distributions declared                                 974,987         2,700,836
---------------------------------------------------------
Cost of Shares redeemed                                         (43,548,852)     (181,676,422)
---------------------------------------------------------   ---------------      ------------
     Change in net assets resulting from Share
     transactions                                               (18,031,162)     (127,428,266)
---------------------------------------------------------   ---------------      ------------
          Change in net assets                                  (16,943,949)     (125,333,999)
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                             222,935,732       348,269,731
---------------------------------------------------------   ---------------      ------------
End of period                                                 $ 205,991,783      $222,935,732
---------------------------------------------------------   ---------------      ------------


(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

           SIX MONTHS
              ENDED
           (UNAUDITED)
          DECEMBER 31,                                              YEAR ENDED JUNE 30,
          -------------    ------------------------------------------------------------------------------------------------------
              1995          1995        1994        1993        1992        1991        1990        1989        1988        1987
          -------------    ------      ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET
  VALUE,
BEGINNING
OF PERIOD     $10.28       $10.15      $10.37      $10.29      $10.18      $10.14      $10.10      $10.19      $10.24      $10.31
---------
INCOME
  FROM
INVESTMENT
OPERATIONS
---------
 Net
 investment
 income         0.21         0.42        0.40        0.44        0.53        0.60        0.60        0.57        0.54        0.51
---------
 Net
 realized
 and
 unrealized
 gain
 (loss)
 on
 investments    0.05         0.13       (0.22)       0.08        0.11        0.04        0.04       (0.09)      (0.05)      (0.07)
---------   --------        -----       -----       -----       -----       -----       -----       -----       -----       -----
 Total
 from
 investment
 operations     0.26         0.55        0.18        0.52        0.64        0.64        0.64        0.48        0.49        0.44
---------   --------        -----       -----       -----       -----       -----       -----       -----       -----       -----
LESS
DISTRIBUTIONS
---------
 Distributions
 from net
 investment
 income        (0.21)       (0.42)      (0.40)      (0.44)      (0.53)      (0.60)      (0.60)      (0.57)      (0.54)      (0.51)
---------   --------        -----       -----       -----       -----       -----       -----       -----       -----       -----
NET ASSET
  VALUE,
END
OF PERIOD    $ 10.33       $10.28      $10.15      $10.37      $10.29      $10.18      $10.14      $10.10      $10.19      $10.24
---------   --------        -----       -----       -----       -----       -----       -----       -----       -----       -----
TOTAL
 RETURN
 (A)            2.57%        5.52%       1.76%       5.11%       6.40%       6.47%       6.54%       4.84%       4.89%       4.37%
---------
RATIOS TO
  AVERAGE
NET
ASSETS
---------
 Expenses       0.47%*       0.46%       0.47%       0.46%       0.46%       0.46%       0.47%       0.46%       0.47%       0.47%
---------
 Net
 investment
 income         4.08%*       4.09%       3.89%       4.21%       5.12%       5.89%       5.94%       5.59%       5.25%       4.95%
---------
SUPPLEMENTAL
 DATA
---------
 Net
 assets,
 end of
 period
 (000
 omitted)   $200,148     $217,713    $316,810    $318,932    $205,101    $142,493    $139,113    $178,978    $315,154    $483,279
---------
Portfolio
 turnover          2%          33%         36%         15%         42%         40%         69%         55%         63%         57%
---------


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                              ENDED
                                                           (UNAUDITED)          YEAR ENDED
                                                          DECEMBER 31,           JUNE 30,
                                                          -------------     -------------------
                                                              1995           1995         1994
                                                          -------------     ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.28        $10.15       $10.35
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
  Net investment income                                         0.20          0.39         0.31
--------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        0.05          0.13        (0.20)
--------------------------------------------------------      ------        ------       ------
  Total from investment operations                              0.25          0.52         0.11
--------------------------------------------------------      ------        ------       ------
LESS DISTRIBUTIONS
--------------------------------------------------------
  Distributions from net investment income                     (0.20)        (0.39)       (0.31)
--------------------------------------------------------      ------        ------       ------
NET ASSET VALUE, END OF PERIOD                                $10.33        $10.28       $10.15
--------------------------------------------------------      ------        ------       ------
TOTAL RETURN (A)                                                2.44%         5.26%        1.08%
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
  Expenses                                                      0.72%*        0.71%        0.72%*
--------------------------------------------------------
  Net investment income                                         3.84%*        3.69%        3.65%*
--------------------------------------------------------
  Expense waiver/reimbursement (c)                              0.25%*        0.25%        0.18%*
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
  Net assets, end of period (000 omitted)                     $5,844        $5,233       $31,459
--------------------------------------------------------
  Portfolio turnover                                               2%           33%          36%
--------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from August 31, 1993 (date of initial public offering) to June 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease for the distribution service fee is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Short-Term Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At June 30, 1995, the Trust, for federal tax purposes, had a capital loss carryforward of $6,345,635, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION           EXPIRATION
        YEAR                AMOUNT
    ------------          -----------
        1996              $2,255,334
        1997              $1,097,445
        1998              $1,729,378
        1999              $   11,866
        2001              $   62,121
        2002              $1,189,491


FEDERATED SHORT-TERM MUNICIPAL TRUST
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                              SIX MONTHS ENDED                   YEAR ENDED
                                             DECEMBER 31, 1995                  JUNE 30, 1995
                                         --------------------------     -----------------------------
         INSTITUTIONAL SHARES              SHARES         AMOUNT           SHARES          AMOUNT
--------------------------------------   ----------    ------------     ------------    -------------
Shares sold                               2,207,482    $ 22,728,578        4,823,992    $  48,787,554
--------------------------------------
Shares issued to shareholders in
payment of distributions declared            87,125         897,368          234,548        2,373,194
--------------------------------------
Shares redeemed                          (4,101,572)    (42,251,790)     (15,099,319)    (152,318,952)
--------------------------------------   ----------    ------------     ------------    -------------
  Net change resulting from
  Institutional share transactions       (1,806,965)   $(18,625,844)     (10,040,779)   $(101,158,204)
--------------------------------------   ----------    ------------     ------------    -------------

                                               SIX MONTHS ENDED                   YEAR ENDED
                                              DECEMBER 31, 1995                 JUNE 30, 1995
                                          --------------------------     ----------------------------
     INSTITUTIONAL SERVICE SHARES           SHARES         AMOUNT          SHARES          AMOUNT
---------------------------------------   ----------    ------------     -----------    -------------
Shares sold                                  175,986    $  1,814,125         272,110    $   2,759,766
---------------------------------------
Shares issued to shareholders in
  payment of distributions declared            7,536          77,619          32,358          327,642
---------------------------------------
Shares redeemed                             (125,954)     (1,297,062)     (2,896,311)     (29,357,470)
---------------------------------------   ----------    ------------     -----------    -------------
  Net change resulting from
  Institutional Service share
  transactions                                57,568    $    594,682      (2,591,843)   $ (26,270,062)
---------------------------------------   ----------    ------------     -----------    -------------
     Net change resulting from share
     transactions                         (1,749,397)   $(18,031,162)    (12,632,622)   $(127,428,266)
---------------------------------------   ----------    ------------     -----------    -------------


FEDERATED SHORT-TERM MUNICIPAL TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed .45 of 1% of average daily net assets of the Trust.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Trust with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of the average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended December 31, 1995, Institutional Shares fully waived its shareholder services fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES-- Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended December 31, 1995, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $50,450,000 and $43,800,000, respectively.

FEDERATED SHORT-TERM MUNICIPAL TRUST
--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1995, were as follows:

PURCHASES                                                                         $ 3,325,000
-------------------------------------------------------------------------------   -----------
SALES                                                                             $16,755,000
-------------------------------------------------------------------------------   -----------

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Glen R. Johnson                                 Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President and Secretary
John E. Murray, Jr.                             Richard B. Fisher
Wesley W. Posvar                                Vice President
Marjorie P. Smuts                               David M. Taylor
                                                Treasurer
                                                S. Elliott Cohan
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning